Basis of Presentation and General Information - Vessels Acquisitions (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Dec. 23, 2014
Subsequent Event [Member]
Schedule of Entity General Information [Line Items]
Gross purchase price	$ 17,300